Business Acquisitions, Dispositions, Goodwill and Intangible Assets (Intangible Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Trademarks and other	$ 2,177	$ 2,260
Total	19,702	19,196
Finite-Lived Intangible Assets [Line Items]
Gross Amount	17,525	16,936
Accumulated Amortization	(4,142)	(3,675)
Service Portfolios [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Amount	2,103	2,234
Accumulated Amortization	(1,309)	(1,295)
Patents and trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Amount	361	380
Accumulated Amortization	(190)	(181)
IAE Collaboration [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Amount	2,872	2,273
Accumulated Amortization	(20)	0
Customer Relationships and Other
Finite-Lived Intangible Assets [Line Items]
Gross Amount	12,189	12,049
Accumulated Amortization	$ (2,623)	$ (2,199)